INCOME TAXES - SCHEDULE OF SIGNIFICANT COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accruals and other liabilities	$ 14,849	$ 7,704
Lease liabilities	13,794	9,859
Tax credit carryforwards	9,058	3,198
Net operating loss carryforwards	3,141	23,091
Share-based compensation	3,123	1,442
Other	3,386	686
Total deferred tax assets	47,351	45,980
Deferred tax liabilities:
Right of use assets	(12,551)	(8,194)
Depreciation and amortization	(6,965)	(1,914)
Total deferred tax liabilities	(19,516)	(10,108)
Valuation allowance	(26,909)	(35,207)
Net deferred tax assets	$ 926	$ 665